Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount
Income before provision for income tax expense									$ 17,476	$ 19,937	$ 12,382
Tax at statutory federal income tax rate									3,670	4,187	2,600
Tax Cuts and Jobs Act											(343)
State restructuring											(143)
Tax-exempt income, net									(487)	(408)	(432)
Other, net										44	(14)
Income Tax Expense (Benefit), Total	$ 1,123	$ 1,153	$ 750	$ 157	$ 941	$ 954	$ 837	$ 1,091	$ 3,183	$ 3,823	$ 1,668
Effective Income Tax Rate Reconciliation, Percent
Income tax rate without impact of Tax Cuts and Jobs Act (as a percent)									21.00%	21.00%	21.00%
Tax Cuts and Jobs Act (as a percent)											(2.77%)
State restructuring (as a percent)											(1.16%)
Tax-exempt income, net (as a percent)									(2.79%)	(2.04%)	(3.49%)
Other, net (as a percent)										0.22%	(0.11%)
Provision for income tax expense (as a percent)									18.21%	19.18%	13.47%